                            Mason Street Funds, Inc.
                      Supplement dated October 20, 2004 to
                          Prospectus dated July 9, 2004

The following information supplements the information under the heading "Management of the Funds - Fund Managers."

Effective immediately, Jefferson V. DeAngelis and Steven P. Swanson have been named co-managers of the Select Bond Fund. Mr. DeAngelis and Mr. Swanson will also co-manage the Select Bond Portfolio of the Series Fund and manage the fixed income portions of the Asset Allocation Fund and the Balanced Portfolio and Asset Allocation Portfolio of the Series Fund. Currently, Mr. Swanson manages the High Yield Bond Fund and the High Yield Bond Portfolio of the Series Fund.

Mr. DeAngelis is a Managing Director of Mason Street Advisors, LLC, with 21 years of investment management experience, 15 of which have been with Northwestern Mutual. He holds a B.A. degree from Carroll College and an M.B.A. from Marquette University, and is a Chartered Financial Analyst. Mr. DeAngelis is the head of the fixed income division of Mason Street Advisors, LLC.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            Mason Street Funds, Inc.
                      Supplement dated October 20, 2004 to
             Statement of Additional Information dated July 9, 2004

The following information replaces the information under the heading "Management of MSF" beginning at page B-31.

------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                         Term of                                       Portfolios in
                        Position(s)      Office and                                    Fund Complex       Other
Name, Address,          Held with        Length of       Principal Occupation(s)       Overseen by        Directorships
and Age                 Fund             Time Served     During Past 5 Years           Director           Held by Director
------------------------------------------------------------------------------------------------------------------------------
Interested Directors
------------------------------------------------------------------------------------------------------------------------------
Edward J. Zore,         Chairman of      2000            President and Chief           29                 Manpower, Inc.;
720 East Wisconsin      the Board                        Executive Officer of                             Trustee of
Avenue                                                   Northwestern Mutual since                        Northwestern
Milwaukee, WI  53202,                                    2001; President from 2000                        Mutual
(58)                                                     to 2001; prior thereto,
                                                         Executive Vice President.
                                                         Trustee of Northwestern
                                                         Mutual since 2000
------------------------------------------------------------------------------------------------------------------------------
Stephen N. Graff,       Director         1996            Retired Partner, Arthur       29                 Trustee of
805 Lone Tree Road                                       Andersen LLP (Public                             Northwestern Mutual
Elm Grove, WI  53122,                                    Accountants). Trustee of
(69)                                                     Northwestern Mutual
------------------------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------------------------
Martin F. Stein,        Director         1996            Former Chairman of Eyecare    29                 Koss Corporation
1800 East Capitol                                        One, Inc., which includes
Drive                                                    Stein Optical (retail sales
Milwaukee, WI  53211,                                    of eyewear) and Eye Q
(67)                                                     optical centers; prior
                                                         thereto, Chairman and CEO
                                                         of Stein Health Services
------------------------------------------------------------------------------------------------------------------------------
Louis A. Holland,       Director         2003            Managing partner and Chief    29                 Packaging
1 North Wacker Drive,                                    Investment Officer, Holland                      Corporation of
Suite 700                                                Capital Management, L.P.                         America; Lou
Chicago, Illinois                                        (registered investment                           Holland Growth Fund
60606, (62)                                              advisor). Portfolio
                                                         Manager, Lou Holland Growth
                                                         Fund (registered investment
                                                         company)
------------------------------------------------------------------------------------------------------------------------------
Michael G. Smith,       Director         2003            Private Investor; retired     29                 Trustee of Ivy Fund
221 North Adams                                          since 1999 as Managing
Hinsdale, IL  60521,                                     Director, Corporate and
(60)                                                     Institutional Client Group,
                                                         Central Region, Merrill
                                                         Lynch and Co., Inc.
                                                         (international investment
                                                         banking)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                         Term of                                       Portfolios in
                        Position(s)      Office and                                    Fund Complex       Other
Name, Address,          Held with        Length of       Principal Occupation(s)       Overseen by        Directorships Held
and Age                 Fund             Time Served     During Past 5 Years           Director           by Director
------------------------------------------------------------------------------------------------------------------------------
Elizabeth L. Majers,    Director         2003            Partner, McDermott, Will &    29                 None
370 Shadowood Lane                                       Emery (an international law
Northfield, Illinois                                     firm)
60093, (45)
------------------------------------------------------------------------------------------------------------------------------
William A. McIntosh,    Director         1997            Financial consulting;         29                 MGIC Investment
525 Sheridan Road                                        Adjunct Faculty Member,                          Corporation;
Kenilworth, IL                                           Howard University,                               Comdisco Holding
60043, (65)                                              Washington, D.C.; prior                          Company, Inc.
                                                         thereto, retired Division
                                                         Head, U.S. Fixed Income of
                                                         Salomon Brothers
                                                         (investment securities)
------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------
Mark G. Doll, 720       President        2003            Senior Vice President of      N/A                N/A
East Wisconsin Avenue                                    Northwestern Mutual.
Milwaukee, WI  53202,                                    President and Director of
(54)                                                     Mason Street Advisors, LLC
                                                         since 2002. Vice President
                                                         and Assistant Treasurer-
                                                         Public Markets of
                                                         Northwestern Investment
                                                         Management Company, LLC
                                                         from 1998 to 2001. Prior
                                                         thereto, Executive Vice
                                                         President, Investment
                                                         Advisory Services of
                                                         Northwestern Mutual
                                                         Investment Services, LLC
------------------------------------------------------------------------------------------------------------------------------
Walter M. Givler, 720   Vice             2003            Vice President of Investment  N/A                N/A
East Wisconsin Avenue   President,                       Accounting for Northwestern
Milwaukee, WI  53202,   Chief                            Mutual since 2002; Vice
(46)                    Financial                        President and Associate
                        Officer and                      Controller, 2002; Associate
                        Treasurer                        Controller from 2001 to
                                                         2002; Director of New
                                                         Business, Large Case Division
                                                         from 1999 to 2001; Director of
                                                         New Business West/Central from
                                                         1997 to 1999
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                         Term of                                       Portfolios in
                        Position(s)      Office and                                    Fund Complex       Other
Name, Address,          Held with        Length of       Principal Occupation(s)       Overseen by        Directorships Held
and Age                 Fund             Time Served     During Past 5 Years           Director           by Director
------------------------------------------------------------------------------------------------------------------------------
Charles D. Robinson,    Vice President-  2001            Senior Vice President-        N/A                N/A
720 East Wisconsin      Marketing                        Investment Products and
Avenue                                                   Services of Northwestern
Milwaukee, WI  53202,                                    Mutual since February, 2001;
(59)                                                     prior thereto, with AIG,
                                                         Global Retirement Services
                                                         Division as Chief Marketing
                                                         Officer and Senior Vice
                                                         President from 1999 to 2000.
                                                         From 1980 to 1999, various
                                                         positions of increasing
                                                         responsibility with
                                                         VALIC/American General Group,
                                                         most recently as Senior Vice
                                                         President, Institutional
                                                         Marketing
------------------------------------------------------------------------------------------------------------------------------
Kate M. Fleming, 720    Vice President-  2004            Vice President-               N/A                N/A
East Wisconsin Avenue   Operations                       Operations of Mason Street
Milwaukee, WI  53202,                                    Advisors, LLC since 2004.
(42)                                                     Prior thereto, Assisant
                                                         General Counsel of
                                                         Northwestern Mutual
------------------------------------------------------------------------------------------------------------------------------
Patricia L. Van         Vice President-  1996            Managing Director of Mason    N/A                N/A
Kampen, 720 East        Investments                      Street Advisors, LLC since
Wisconsin Avenue                                         2002. Managing Director of
Milwaukee, WI  53202,                                    Northwestern Investment
(52)                                                     Management Company, LLC
                                                         from 1998 to 2001; prior
                                                         thereto,  Vice President-
                                                         Common Stocks of
                                                         Northwestern Mutual
------------------------------------------------------------------------------------------------------------------------------
William R. Walker,      Vice President-  1996            Managing Director of Mason    N/A                N/A
720 East Wisconsin      Investments                      Street Advisors, LLC since
Avenue                                                   2002. Managing Director of
Milwaukee, Wisconsin                                     Northwestern Investment
53202, (47)                                              Management Company, LLC
                                                         from 1998 to 2001; prior
                                                         thereto, Director of Common
                                                         Stocks of Northwestern
                                                         Mutual, and Vice President
                                                         of Northwestern Mutual
                                                         Investment Services, LLC
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                         Term of                                       Portfolios in
                        Position(s)      Office and                                    Fund Complex       Other
Name, Address,          Held with        Length of       Principal Occupation(s)       Overseen by        Directorships Held
and Age                 Fund             Time Served     During Past 5 Years           Director           by Director
-----------------------------------------------------------------------------------------------------------------------------
Steven P. Swanson,      Vice President-  1996            Managing Director of Mason    N/A                N/A
720 East Wisconsin      Investments                      Street Advisors, LLC since
Avenue,                                                  2002. Managing Director of
Milwaukee, Wisconsin                                     Northwestern Investment
53202, (50)                                              Management Company, LLC
                                                         from 1998 to 2001; prior
                                                         thereto, Vice President-
                                                         Securities of Northwestern
                                                         Mutual, and Vice President
                                                         of Northwestern Mutual
                                                         Investment Services, LLC
-----------------------------------------------------------------------------------------------------------------------------
Jefferson V.            Vice President-  1996            Managing Director of Mason    N/A                N/A
DeAngelis, 720 East     Investments                      Street Advisors, LLC since
Wisconsin Avenue                                         2002. Managing Director of
Milwaukee, WI  53202,                                    Northwestern Investment
(46)                                                     Management Company, LLC
                                                         from 1998 to 2001;
                                                         prior thereto, Vice
                                                         President-Fixed Income
                                                         Securities of
                                                         Northwestern Mutual,
                                                         and Vice President-Fixed
                                                         Income Securities of
                                                         Northwestern Mutual
                                                         Investment Services, LLC
-----------------------------------------------------------------------------------------------------------------------------
David R. Keuler, 720    Vice President-  2002            Managing Director of Mason    N/A                N/A
East Wisconsin Avenue   Investments                      Street Advisors, LLC since
Milwaukee, WI  53202,                                    2003.  Director of Mason
(42)                                                     Street Advisors, LLC from
                                                         2002 to 2003. Director of
                                                         Northwestern Investment
                                                         Management Company, LLC
                                                         from 1998 to 2001; prior
                                                         thereto, Associate
                                                         Director-Common Stocks of
                                                         Northwestern Mutual
-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                         Term of                                       Portfolios in
                        Position(s)      Office and                                    Fund Complex       Other
Name, Address,          Held with        Length of       Principal Occupation(s)       Overseen by        Directorships
and Age                 Fund             Time Served     During Past 5 Years           Director           Held by Director
------------------------------------------------------------------------------------------------------------------------------
Ronald C. Alberts,      Vice             1996            Director of Mason Street      N/A                N/A
720 East                President-                       Advisors, LLC since 2002.
Wisconsin               Investments                      Director of Northwestern
Avenue                                                   Investment Management
Milwaukee, WI                                            Company, LLC from 1998 to
53202, (40)                                              2001; prior thereto,
                                                         Associate Director - Fixed
                                                         Income of Northwestern
                                                         Mutual Life. Vice
                                                         President-Fixed Income
                                                         Securities of Northwestern
                                                         Mutual Investment Services,
                                                         LLC from 2000 to 2001
------------------------------------------------------------------------------------------------------------------------------
Cindy L. Jackson,       Vice             2003            Managing Director of Mason    N/A                N/A
720 East                President-                       Street Advisors, LLC since
Wisconsin               Investments                      2003. Director of Mason
Avenue                                                   Street Advisors, LLC from
Milwaukee, WI                                            2002 to 2003. Director of
53202, (44)                                              Northwestern Investment
                                                         Management Company, LLC
                                                         from 1998 to 2001; prior
                                                         thereto, Associate
                                                         Director-Common Stocks of
                                                         Northwestern Mutual
------------------------------------------------------------------------------------------------------------------------------
Michael P. Johnson,     Vice             2003            Director of Mason Street      N/A                N/A
720 East Wisconsin      President-                       Advisors, LLC since 2002.
Avenue                  Investments                      Director of Northwestern
Milwaukee, WI                                            Investment Management
53202, (42)                                              Company, LLC from 1998 to
                                                         2001; prior thereto,
                                                         Associate Director-Common
                                                         Stocks of Northwestern
                                                         Mutual
------------------------------------------------------------------------------------------------------------------------------
Edward S. Dryden, 720   Chief            2002            Chief Compliance Officer of   N/A                N/A
East Wisconsin Avenue   Compliance                       Mason Street Advisors, LLC
Milwaukee, WI  53202,   Officer                          since 2001.  Director of
(39)                                                     Compliance for Heartland
                                                         Advisors, Inc. from 1999 to
                                                         2001. Director of
                                                         Compliance for Janus
                                                         Capital from 1992 to 1999.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                         Term of                                       Portfolios in
                        Position(s)      Office and                                    Fund Complex       Other
Name, Address,          Held with        Length of       Principal Occupation(s)       Overseen by        Directorships
and Age                 Fund             Time Served     During Past 5 Years           Director           Held by Director
------------------------------------------------------------------------------------------------------------------------------
Merrill C. Lundberg,    Secretary        1996            Assistant General Counsel     N/A                N/A
720 East Wisconsin                                       of Northwestern Mutual
Avenue
Milwaukee, WI  53202,
(64)
------------------------------------------------------------------------------------------------------------------------------
Barbara E. Courtney,    Controller       1996            Director of Mutual Fund       N/A                N/A
720 East Wisconsin                                       Accounting of Northwestern
Avenue                                                   Mutual since 2002; prior
Milwaukee, WI  53202,                                    thereto, Associate Director
(46)
------------------------------------------------------------------------------------------------------------------------------

Effective immediately, the following information concerning Mason Street Funds, Inc.'s proxy voting policies and procedures is hereby added to the Statement of Additional Information, beginning at page B-38.

PROXY VOTING POLICIES AND PROCEDURES

The Directors of the Fund have delegated to the Funds' investment advisers and the subadvisers the authority to vote all proxies relating to the Portfolios' portfolio securities in accordance with the policies and procedures adopted by the investment adviser and the respective subadvisers. These policies and procedures, or summaries thereof, are set forth in this section.

                           Mason Street Advisors, LLC

It is the policy of Mason Street Advisors, LLC ("MSA") to monitor corporate events and to cast proxy votes in a manner consistent with the best interests of its advisory clients and in so doing not to subrogate its client's interests to its own. These Proxy Voting Policies and Procedures will be used by MSA for voting proxies on behalf of all MSA clients (including mutual funds) for which MSA has voting authority.

In recognition of this policy, MSA has taken the following actions designed to ensure its efficacy. MSA has (i) adopted the Proxy Voting Guidelines set forth below (the "Guidelines"), (ii) established a Proxy Voting Committee (the "Committee"), and (iii) implemented the specific procedures outlined below (the "Procedures").

Proxy Voting Guidelines

MSA will generally vote all proxies consistent with the Guidelines unless otherwise determined in accordance with the Procedures. The Guidelines do not however provide an exhaustive list of all the potential voting issues that may arise with respect to any particular issuer or security. In circumstances where the Guidelines do not offer guidance, decisions on proxy voting will be made in accordance with the Procedures. While the Guidelines are to be followed as a general policy, the Procedures provide for certain circumstances where MSA will vote proxies in a manner which is contrary to the Guidelines after giving consideration to all relevant facts and circumstances.

Proxy Voting Committee

The Committee is responsible for developing and maintaining MSA's Proxy Voting Policies and Procedures and for overseeing their implementation. The Committee is also responsible for reviewing the proxy voting determinations made by portfolio managers/1/ that are contrary to the established Guidelines and for monitoring and resolving any material conflicts of interest related to proxy voting. The Committee consists of five individuals appointed by MSA's President from time to time, and include MSA Compliance and Investment personnel, and a Law Department representative./2/ The Committee meets at least annually or as otherwise required to discharge its obligations under these Policies and Procedures. The Committee has a secretary who takes and maintains minutes of the Committee meetings. A quorum consisting of a majority of Committee members is required for all Committee meetings.

Proxy Voting Procedures

A.   Monitoring & Administration

MSA's Equity Trading Department is responsible for monitoring and administering the proxy voting process as set forth in these Procedures. MSA has engaged Institutional Shareholder Services ("ISS"), an unaffiliated proxy voting and research service, to assist in the voting of proxies. ISS is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. In addition, ISS is responsible for maintaining copies of all proxy statements received from issuers, and promptly providing such materials to MSA upon request.

MSA's Equity Trading Department works with ISS to ensure that all meeting notices and proxy voting materials are reviewed against the Guidelines based on which a voting recommendation is made. Following this review and the generation of a recommendation, proxy matters are communicated to the portfolio managers for consideration . MSA's Equity Trading Department provides each portfolio manger with a weekly report summarizing all upcoming proxy votes in his or her client accounts. To assist in their voting determinations, portfolio managers can request copies of the proxy statements on a particular vote, as well as summary reports (e.g., list of recommendations to vote "against management" or list of votes by country or issue). In addition, portfolio managers have on-line view access to ISS's database to further review upcoming proxy votes in client accounts.

B.   Voting Determinations

MSA's portfolio managers are responsible for proxy voting decisions on securities held in the client accounts they manage. Generally, portfolio managers vote their proxies based on the recommendations generated through ISS's application of the Guidelines. As such, MSA's Equity Trading Department is instructed to vote all proxies in accordance with ISS's recommendations, unless the portfolio manager indicates otherwise. MSA's portfolio managers are responsible for monitoring proxy proposals in portfolios which they manage and notifying Equity Trading of circumstances where the interests of MSA's clients may warrant a vote contrary to the Guidelines. In such instances, the portfolio manager will submit a written recommendation to the Committee and the Committee will review the recommendation to determine whether a conflict of interest exists. If no conflict of interest exists, the portfolio manager will be permitted to vote contrary to the Guidelines.

In many cases, a security may be held by multiple portfolio managers for different client accounts, or by the same portfolio manager in different client accounts. Because the interests of various clients may differ, separate portfolio managers are not required to cast consistent votes, nor is a single portfolio manager required to cast the same votes on behalf of separate clients.

MSA reserves the right to request a client to vote their shares themselves. For example, such requests may be made in situations where the client has informed MSA that their position on a particular issue differs from MSA's position.

C.   Resolving Conflicts of Interest

-------
/1/ All references to portfolio managers includes analysts who may be assigned responsibility to vote proxies for certain issuers.
/2/ Law Department representatives are employees of MSA's parent company, The
    Northwestern Mutual Life Insurance Company, which provides a variety of administrative services to MSA, including legal and compliance services.

From time to time, the interests of MSA, or certain of its personnel charged with making decisions on behalf of MSA's clients with respect to voting proxies, may conflict with those of MSA's clients. As a matter of policy, neither MSA nor its portfolio managers, Committee members, or other MSA officers, directors or employees will be influenced by outside sources whose interests conflict with the interests of clients. Any MSA officer, director or employee who becomes aware of a conflict of interest relating to a particular proxy vote shall immediately disclose that conflict to the Committee.

Examples of potential conflicts of interest include:

     . Business Relationships. A proxy voting proposal relating to a company or other persons that MSA, or an affiliate, has a material business relationship with may cause a conflict if failure to vote in manner favorable to such company or other persons could harm MSA's relationship with them. For example, a proxy proposal relating to a director of MSA or Northwestern Mutual/3/, who also serves as a director of a public company or a member of the company's management.

     . Personal or Familial Relationships. A proxy voting proposal relating to a company or other persons that MSA, an officer director or employee of MSA, or an affiliate of MSA may have a personal or familial relationship. For example, a proxy proposal relating to a spouse, relative or friend who serves as a director of a public company or a member of the company's management.

In the event a portfolio manager or other MSA officer, director or employee identifies a conflict of interest relating to a particular proxy proposal, the portfolio manager will be required to recuse himself or herself from the proxy voting process and the Committee will be responsible for reviewing the proposal and determining the vote. Unless the conflict of interest directly involves the applicable portfolio manager, the portfolio manager will be required to provide the Committee with a written recommendation as to how the proxy should be voted and the rationale for such recommendation. In addition, the portfolio manager will disclose to the Committee any contact he or she has had with persons outside of MSA regarding the proxy issue.

The Committee will review the portfolio manager's voting recommendation (if any) and all relevant facts and circumstances and determine how the proxy should be voted. Application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined. However, if the Committee believes the application of the Guidelines is not in the best interests of the applicable client, the Committee may vote contrary to the Guidelines and will document its voting rationale.

D.   Decisions to Not Vote

MSA will attempt to process every proxy vote it receives. However, there are situations in which MSA may not vote proxies if the costs, resources or resulting restrictions required to vote such proxies outweigh the expected benefit to the applicable client of casting such a vote. For example, if voting a foreign security requires hiring a translator or traveling to a foreign country to vote, MSA is likely to refrain from voting the security due to these inordinate costs. Additionally, many foreign markets restrict trading in a company's stock within a given period of time on or around the shareholder meeting date if shareholders vote proxies of the company. This practice is known as "share blocking." In countries where share blocking is practiced, MSA will only vote proxies if the portfolio manager determines that the benefit of voting the proxies outweighs the risk of not being able to sell the securities.

Some of MSA's clients participate in securities lending programs under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities stay on loan during the proxy solicitation, the client account lending the security cannot vote that proxy. In this situation, MSA will only request the client to call back the loan and vote the proxy if the portfolio manager determines that the benefit to the applicable client of voting the proxy outweighs the benefits derived by leaving the securities on loan.

Although the MSA Equity Trading Department and ISS seek to obtain all proxy materials on a timely basis, there may also be instances where MSA may not be given enough time to process a proxy vote. For example, MSA,

-------
/3/ The Northwestern Mutual Life Insurance Company, MSA's parent company.

through no fault of its own, may receive a meeting notice too late or may be unable to obtain a timely translation. In these circumstances, MSA may fail to vote the applicable proxies.

Recordkeeping

MSA retains proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by MSA regarding votes cast in contradiction to the Guidelines. In addition, any document prepared by MSA that is material to a proxy voting decision such as the Proxy Voting Policies and Procedures, Proxy Voting Guidelines, Proxy Voting Committee materials and other internal research relating to voting decisions will be retained. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by ISS and are available to clients on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

ERISA Clients

In the case of client accounts subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), MSA will consider in voting proxies those factors that may affect the value of its client's accounts, and shall not subordinate the interests of participants and beneficiaries to unrelated objectives. MSA shall act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of like character and with like aims.

Fixed Income and Non-Voting Securities

To the extent applicable and not otherwise required in this section, these Proxy Voting Policies and Procedures will also be used by MSA for exercising voting rights which may arise upon conversion of, or in connection with certain other situations with respect to, fixed income or other securities which do not ordinarily carry voting rights. These limited circumstances include extraordinary corporate actions, plans of reorganization or liquidation or similar matters, however the procedural requirements contained in these Proxy Voting Policies and Procedures shall not apply in the case of ordinary course requests for amendments, consent solicitations or directions with respect to the exercise of remedies for fixed income or other traditionally non-voting securities. In both instances however, it is the policy of MSA to cast these votes in a manner consistent with the best interests of its advisory clients and in so doing not to subrogate its client's interests to its own.

Northwestern Mutual's Treasury & Investment Operations personnel (as service providers to MSA) are responsible for coordinating with the client's custodians to ensure that all voting materials received by the custodians relating to the clients' portfolio from issuers, trustees or other third parties are processed in a timely fashion and delivered to the applicable portfolio managers and MSA's Chief Compliance Officer, and for maintaining voting records. As is the case with equity securities, MSA's portfolio managers are responsible for voting decisions on fixed income or other non-equity securities held in the client accounts they manage. However, because no recommendations are generated by ISS, each such vote in the circumstances described above shall be reviewed by the Committee to ensure that no conflict of interest exists.

Unless a conflict of interest directly involving the applicable portfolio manager is identified, the portfolio manager will be required to provide the Committee with a written recommendation as to how the client securities should be voted and the rationale for such recommendation. In addition, the portfolio manager will disclose to the Committee any contact he or she has had with persons outside of MSA regarding the voting issue. In the event that no conflict of interest exists, the Committee will permit the portfolio manager to vote the client securities as recommended. In the event the portfolio manager or other MSA officer, director or employee identifies a conflict of interest relating to a particular proposal, the Committee will review the proposal and determine the vote based on the portfolio manager's voting recommendation (if any) and all relevant facts and circumstances.

                           MSA Proxy Voting Guidelines

The following is a concise summary of MSA's proxy voting guidelines. MSA has engaged Institutional Shareholder Services ("ISS"), an unaffiliated proxy voting and research service, to assist in the voting of proxies. ISS makes proxy voting recommendations to MSA based on these Guidelines.


1.   Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

..    An auditor has a financial interest in or association with the company, and is therefore not independent

..    Fees for non-audit services are excessive, or

..    There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.


2.   Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.   Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, it also recommends voting for reimbursing proxy solicitation expenses.

5. Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

.. It is intended for financing purposes with minimal or no dilution to current shareholders

.. It is not designed to preserve the voting power of an insider or significant shareholder


9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a case-by-case basis. The methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, they compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

..  Historic trading patterns

..  Rationale for the repricing

..  Value-for-value exchange

..  Option vesting

..  Term of the option

..  Exercise price

..  Participation

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

..  Purchase price is at least 85 percent of fair market value

..  Offering period is 27 months or less, and

..  Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                        TEMPLETON INVESTMENT COUNSEL, LLC
                       PROXY VOTING POLICIES & PROCEDURES
                       ----------------------------------

RESPONSIBILITY OF ADVISER TO VOTE PROXIES
-----------------------------------------

Templeton Investment Counsel, LLC (hereinafter "Adviser") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Adviser) that has either delegated proxy voting administrative responsibility to Adviser or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Adviser votes proxies solely in the interests of, separate account clients, Adviser-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Adviser's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Adviser.

HOW ADVISER VOTES PROXIES
-------------------------

Fiduciary Considerations
------------------------

All proxies received by the Proxy Group will be voted based upon Adviser's instructions and/or policies. To assist it in analyzing proxies, Adviser subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Adviser subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Adviser does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Adviser's ultimate decision. As a matter of policy, the officers, directors and employees of Adviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Adviser is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, a situation may arise where one affiliate makes a voting decision on a company's proxy without the knowledge that another affiliate manages that company's retirement plan or other assets. In situations where Adviser perceives a material conflict of interest, Adviser may disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS, Glass Lewis, or those of another independent third party provider of proxy services; send the proxy directly to the relevant

Advisory Clients for a voting decision; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

Weight Given Management Recommendations
---------------------------------------

One of the primary factors Adviser considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor which Adviser considers in determining how proxies should be voted. However, Adviser does not consider recommendations from management to be determinative of Adviser's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Adviser will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP
---------------

The Proxy Group is part of the Franklin Templeton Companies, LLC Corporate Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Adviser's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Adviser's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Adviser's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

GENERAL PROXY VOTING GUIDELINES
-------------------------------

Adviser has adopted general guidelines for voting proxies as summarized below. Although these guidelines are to be followed as a general policy, in all cases each proxy will be considered based on the relevant facts and circumstances. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate all future situations. Corporate governance issues are diverse and continually evolving and Adviser devotes significant time and resources to monitor these changes.

ADVISER'S PROXY VOTING POLICIES AND PRINCIPLES
----------------------------------------------

Adviser's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Adviser's organization, including portfolio management, legal counsel, and Adviser's officers. The following guidelines reflect what Adviser believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key
------------------
to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Adviser supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Adviser will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Adviser will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Adviser will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Adviser evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.

Ratification of Auditors: In light of several high profile accounting scandals, Adviser will closely scrutinize the role and performance of auditors. On a case-by-case basis, Adviser will examine proposals relating to non-audit relationships and non-audit fees. Adviser will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Adviser evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Adviser reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Adviser will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Adviser will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Adviser will generally oppose "golden parachutes" that are considered excessive. Adviser will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders. Adviser will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans, and will continue to closely monitor any future developments in this area.

Anti-Takeover Mechanisms and Related Issues: Adviser generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Adviser conducts an independent review of each anti-takeover proposal. On occasion, Adviser may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Adviser generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Adviser will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Adviser will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Adviser generally opposes any supermajority voting requirements as well as the payment of "greenmail." Adviser usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Adviser realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Adviser will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Adviser will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Adviser will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Adviser will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Adviser will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Adviser is primarily concerned about the financial interests of its Advisory Clients. Adviser will generally give management discretion with regard to social, environmental and ethical issues although Adviser may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Adviser manages investments in countries worldwide. Many of the tenets discussed above are applied to Adviser's proxy voting decisions for international investments. However, Adviser must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Adviser's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES
----------------

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Adviser has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although Adviser may hold shares on a company's record date, should it sell them prior to the company's meeting date, Adviser ultimately may decide not to vote those shares.

Adviser may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Adviser may vote against the item to send a message to the company that if it had provided additional information, Adviser may have voted in favor of that item. Adviser may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where Adviser is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Adviser's proxy policy:

1. All proxy materials received will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

2. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

3. In determining how to vote, Adviser's analysts and relevant portfolio manager(s) will consider the general guidelines described in its proxy policy, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

4. The Proxy Group is responsible for maintaining the documentation that supports Adviser's voting position. Such documentation will include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

5. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

6. The Proxy Group will attempt to submit Adviser's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

7. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client's file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

8. If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Adviser and obtain instructions regarding whether Adviser desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Adviser, the Proxy Group shall use its best efforts to call such loans or use other practicable and legally enforceable means to ensure that Adviser is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.

9. The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-847-2268, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Adviser's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Adviser are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE